Financial risk and capital management - Undiscounted contractual cash flows (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	$ 47,933	$ 49,443
Lease liabilities	3,959	3,775
Derivative financial liabilities	3,377	3,252
Year 1
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	22,266	20,209
Lease liabilities	1,363	1,369
Derivative financial liabilities	673	857
Year 2 and 3
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	5,723	6,035
Lease liabilities	1,299	1,434
Derivative financial liabilities	643	636
Year 4 and 5
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	3,415	5,601
Lease liabilities	494	496
Derivative financial liabilities	480	404
Year 6 to 10
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	6,174	6,846
Lease liabilities	488	405
Derivative financial liabilities	1,156	1,016
After 10 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-derivative financial liabilities	10,355	10,751
Lease liabilities	315	72
Derivative financial liabilities	$ 425	$ 340